Note 3 - Material Accounting Policies (Details Textual)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Number of reportable segments	3
Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years
Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	20 years
DRT Cyber Inc.[member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
The 11409891 Canada Inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VersaJet Inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%